Oil and gas reserves information (unaudited): (Details) (USD $)	12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013
Oil and gas reserves information (unaudited):
Provision for price and cost escalations over prices and costs existing at year-end	$ 0
Amortization rate per Mcf (in dollars per Mcf)	2.80	2.70	2.48
Proved developed and undeveloped reserves:
Number of Proven Undeveloped locations	36
Discount rate (as a percent)	10.00%			10.00%
Estimated standardized measure related to proved oil and gas reserves
Future cash flows	242,990,435	179,704,719	261,446,375
Future production costs	(29,432,000)	(32,485,700)	(43,345,400)
Future development costs	(111,455,400)	(72,969,420)	(126,835,250)
Future severance tax expense	(13,268,035)	(4,526,463)	(4,330,356)
Future net cash flows	88,835,000	69,723,136	86,935,369
Ten percent annual discount for estimated timing of net cash flows	(49,787,200)	(39,746,927)	(40,024,625)
Standardized measure of discounted future net cash flows	39,047,800	29,976,209	46,910,744
Changes from:
Sale of oil and gas produced	(1,971,234)	(4,967,776)	(4,275,771)
Net changes in prices and production costs	(695,805)	(56,534,586)	(12,465,909)
Extensions and discoveries	12,195,100	24,472,000	19,367,520
Revision of previous quantity estimates	11,285,959	(17,572,834)	(6,450,989)
Accretion of discounts	2,997,621	4,691,074	6,475,729
Net change in income taxes	526,854	1,975,312	(2,178,009)
Development costs incurred that reduced future development costs			(321,688)
Changes in future development costs	48,872,306	(42,558,894)	(604,579)
Changes in timing of production and other	(64,139,210)	73,561,169	(17,392,850)
Change in standardized measure	$ 9,071,591	$ (16,934,535)	$ (17,846,546)
[NaturalGasReservesMember]
Proved developed and undeveloped reserves:
Beginning of year	23,339,985	57,692,086	29,157,280
Revisions of previous estimates	353,722	(51,465,506)	(2,429,214)
Extensions and discoveries	10,439,327	19,357,720	32,445,450
Less: Production	(1,141,474)	(2,244,315)	(1,481,430)
End of year	32,991,560	23,339,985	57,692,086
Number of acres spacing per unit utilized for horizontally-drilled wells		160
Increased estimated ultimate recovery before revision	4,000
Increased estimated ultimate recovery after revision	6,000
[OilReservesMember]
Proved developed and undeveloped reserves:
Beginning of year	427,633	1,199	8,647
Revisions of previous estimates	(177,553)	344	(4,742)
Extensions and discoveries	146,291	427,190
Less: Production	(863)	(1,100)	(2,706)
End of year	395,508	427,633	1,199
[NaturalGasLiquidsReservesMember]
Proved developed and undeveloped reserves:
Beginning of year	55,169,760
Revisions of previous estimates	(11,725,079)	55,093
Extensions and discoveries	25,351,284	55,168,290
Less: Production	(106,057)	(53,623)
End of year	68,689,908	55,169,760